Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant Accounting Judgements, Estimates and Assumptions	Significant Accounting Judgments, Estimates and Assumptions
The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Significant accounting judgments, as well as key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. We based our assumptions and estimates on parameters available when the consolidated financial statements were prepared.
Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
Revenues from Contracts with Customers
We applied the following judgments, estimates and assumptions that significantly affect the determination of the amount and timing of revenues from contracts with customers:
Identification and Determination of Performance Obligations
We generate revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. We determined that those collaboration and license agreements qualify as contracts with customers. A contract is an agreement between two or more parties that establishes enforceable rights and obligations. If a unit of account, identified as a promised good or service (or bundle of goods or services) that is distinct within a collaboration and license agreement, is with a customer, such agreement is partially within the scope of IFRS 15.
At inception of each agreement, we apply judgment when determining which promises represent distinct performance obligations. If promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in accounting for goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress. For these combined performance obligations, we assess which of these promises is the predominant promise to determine the nature of the performance obligation. When licenses are granted, we determined that the grant of the license is the predominant promise within the combined performance obligations. In our view, we grant our customers a right to access or a right to use our intellectual property due to the collaboration and license agreements.
Measurement of the Transaction Price
Our collaboration and license agreements often include variable consideration, which is contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining deferred revenues from a collaboration and license agreement, we need to estimate the amount of consideration to which we will be entitled in exchange for transferring the promised goods or services to our customers.
As there are usually only two possible outcomes (i.e., milestone is reached or not), we have assessed that the method of the most likely amount is the best method to predict the amount of consideration to which we will be entitled. At contract inception, the most likely amount for milestone payments is estimated to be zero. We have assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future. At each reporting date, we use judgment to determine when to include variable consideration in the transaction price in such a way that it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. We have concluded that future milestone payments are fully constrained at the end of the current financial year.
Future milestone payments would become unconstrained upon the satisfaction of the milestone event, specifically a development event, regulatory approval or achievement of a sales milestone.
Allocation of the Transaction Price to Performance Obligations and Revenue Recognition as
Performance Obligations are Satisfied
We allocate the transaction price to performance obligations based on their relative standalone selling prices, which are generally based on our best estimates and interpretations of facts and circumstances of each contractual agreement and may require significant judgment to determine appropriate allocation.
Upfront payments and reimbursement for expenses are initially deferred on our consolidated statements of financial position. We assessed that no significant financing component exists within our collaboration agreements since the overall business purpose of advanced payments is to support the payment structure rather than to provide a significant benefit of financing. For performance obligations in which the costs vary based on progress, an input-based measure that takes into account cost incurred is the most reliable indicator of the progress of the related research activities. In other cases, revenue recognition on a straight-line basis may be the most reliable indicator of our performance toward complete satisfaction. If the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction.
We evaluate the measure of progress in each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and net profit or loss in the period of adjustment.
Upon successfully commercializing a pharmaceutical product, the collaboration and license agreements also provide for additional profit-sharing or tiered royalties earned when customers recognize net sales of licensed products as well as sales milestone payments. Revenue is recognized based on the sales-based or usage-
based royalty exemption; i.e., when, or as, the underlying sales occur, which is when the performance obligation has been satisfied.
Principal-Agent Considerations
Collaboration agreements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations. Under our current collaboration agreements, the allocation of marketing and distribution rights defines territories in which the collaboration partner acts as a principal in each case. We recognize revenue net based on the collaboration partners’ gross profit in territories where the partner is responsible for supply, and on a gross basis when directly supplying our customers in our territories when control has been transferred. Amounts paid to collaboration partners for their share of our profits earned where we are the principal in the transaction are recorded as cost of sales.
Pfizer Agreement Characteristics
With respect to our collaboration with Pfizer, revenues from contracts with customers are recognized based on our collaboration partner’s gross profit from COVID-19 vaccine sales, which is shared under the respective collaboration agreement. In determining revenues from contracts with customers pursuant to this collaboration agreement, we are reliant on our collaboration partner for details regarding its gross profit for the period at hand.
Some of the information which our collaboration partner provides us with to identify the gross profit is, by necessity, preliminary and subject to change.
Pfizer’s gross profit share is calculated based on sales and takes into account transfer prices. The latter include manufacturing and shipping costs, which represent standard prices and include mark-ups on manufacturing costs as specified by the terms of the agreement. Manufacturing and shipping cost variances were considered as far as those have been identified. Nevertheless, those input parameters may be adjusted once actual costs are determined. The sales as reported by Pfizer have been used to estimate license obligations in terms of royalties and sales milestones. Sales milestones and royalties are recognized as they are earned by the partners. Sales milestones are shared equally, while royalty payments are borne by the partners on the basis of revenues in the territories for which the partners are responsible and subsequently deducted as cost under the gross profit shared. The estimated royalty fees applied to net sales reflect the license obligations to the extent currently identified from third-party contractual arrangements. Changes in estimates are accounted for prospectively, when determined.
Manufacturing cost variances include among others expenses from unused contract manufacturing capacities and overstock inventories finally scrapped. As only materialized costs – which for example means manufacturing capacities finally lapsed or inventories finally scrapped – are shared with the partner in a cash-effective manner, the gross profit share impact is anticipated once assessed as being highly probable to occur. Any changes to this assessment will be recognized prospectively.
Pfizer’s determination of manufacturing and shipping costs also affects the transfer prices that have been charged to COVID-19 vaccine supplies that it manufactures and supplies to us and may be subject to adjustment whenever manufacturing and shipping cost variances are identified. Likewise, our own cost of sales and the respective gross profit share owed to our partner may be adjusted prospectively, when changes are determined.
For contract balances related to the Pfizer agreement, see Note 6. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.
BMS Agreement Characteristics
Under the terms of the collaboration agreement between Bristol Myers Squibb Company, or BMS, and us, we have identified two units of account in the contract. One is the grant of the license, identified as a separate unit of account that is distinct within the collaboration agreement and the second unit of account is the development activity. In this context, the contract is in the scope of IFRS 15 and we have applied IFRS 15 to the upfront, anniversary and milestone payments in respect of the license component. In assessing our exercise of joint control with BMS in relation to the development activities, we classified those activities as a joint operation as the arrangement is not structured through a separate vehicle. These activities fall within the scope of IFRS 11.
Therefore we account for our share of the development activities in compliance with this standard. Under the terms of the collaboration agreement, we agreed with BMS to jointly share development and manufacturing costs on a 50:50 basis. In determining the amount payable to or receivable from BMS, we rely on BMS for its costs incurred in the respective reporting period. Reimbursements for research and development by the collaboration partner are offset against research and development expenses in our consolidated statements of profit or loss.
Determining whether the performance obligation in relation to the license granted to BMS is satisfied over time or at a point in time was based on the nature of our promise to grant the license. This assessment involved significant judgment and was essentially based on evaluating whether the intellectual property to which BMS receives rights has significant stand-alone functionality or not. Since the underlying product candidate already reached phase 3 in clinical development and therefore no significant modifications to the form or functionality of the intellectual property are expected, we have classified the license granted to BMS as right-to-use our intellectual property.
We have determined that the contract does not contain a substantive termination penalty and therefore contains a material right at contract inception. The material right comprises three options to cancel the contract which are related to the due dates of the respective maintenance fees payable in the upcoming three years containing an implicit option to extend the contract period by 1 year at each anniversary date of the collaboration agreement.
By paying the annual maintenance fees, the right-to-use license will be transferred annually. After the expiry of any option BMS is able to further use the license granted by us (see Note 6).
Intangible Assets
Significant judgments, assumptions and estimates are required for the identification of a potential need to recognize an impairment loss on goodwill and other intangible assets. These estimates include management’s assumptions regarding future cash flow projections and economic risks that require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including, but not limited to changes in business strategy, assumptions regarding funding ability of expected R&D expenses, assumptions regarding the size of addressable markets, number of addressable indications, the time and probability to reach market, peak sales assumptions, clinical trial success rates as well as estimation of weighted average cost of capital.
Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets and may lead to impairment charges recognized in our Consolidated Statements of Profit or Loss.
Significant assumptions and estimates are also required to determine the appropriate amount of amortization of intangible assets. They relate in particular to the determination of the underlying useful life. The useful life of an intangible asset is based on our estimates regarding the period over which the intangible asset is expected to generate economic benefits for us.
Contingencies
Disclosures in respect of third-party claims and litigation for which no provisions have been recognized disclosures are made in the form of contingent liabilities, unless a potential outflow of resources is considered remote. It is not practicable to estimate the financial impact of our contingent liabilities due to the uncertainties around lawsuits and claims.
For further disclosures relating to contingencies see Note 18.
Research and Development Expenses
The nature of our business and primary focus of our activities, including development of our platforms and manufacturing technologies, generate a significant amount of research and development expenses. Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, the capitalization criteria are met. Based on our assessment, we have concluded that, due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, these criteria are usually not met before regulatory approval is achieved. The related expenditure is reflected in the consolidated statements of profit or loss in the period in which the expenditure is incurred. We have entered into agreements under which third parties grant licenses to us, which are known as in-license agreements. If in-
licensing results in consideration for the acquisition of intellectual property that meets the definition of an identifiable asset, this is capitalized as an intangible asset. If the transaction also includes research and development services to be provided by the licensor, the share of consideration attributable to these services is recognized in research and development expenses in line with the performance of the services. The allocation of consideration attributable to the acquisition of intellectual property and consideration attributable to the research and development services provided by the licensor requires management to make judgments and assumptions.
These judgments and assumptions need to be applied on a case-by-case basis and can materially affect our research and development expenses.
Business Combinations
Judgment is required when accounting for business combinations. This includes determining whether an intangible asset is identifiable and whether it should be recorded separately from goodwill. Additionally, estimating the acquisition date fair values in conjunction with the purchase price allocation and with the settlement of pre-existing relationships involves estimation uncertainty and discretionary decisions. The necessary measurements are based on information available on the acquisition date and on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates and assumptions can materially affect our Consolidated Statements of Financial Position and our Consolidated
Statements of Profit or Loss.
Share-Based Payments
Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions. We used valuation models such as a binomial or Monte Carlo simulation model for the measurement of the cash- and equity-settled transactions’ fair value, taking into account certain assumptions relating to a number of factors, including the volatility of the stock price, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching a minimum hurdle to exercise the relevant options. For awards which were granted prior to the initial public offering, at a time where no quoted market prices existed, the valuation model assumptions included the option’s underlying share price. For awards which were granted after the initial public offering, the grant date’s share prices on the Nasdaq Global Select Market were included in the valuation.
A fluctuation assumption is applied when estimating the number of equity instruments for which service conditions are expected to be satisfied and will be revised if material differences arise. Ultimately, a true-up to the number satisfied by the settlement date will be recorded.
For further disclosures relating to share-based payments, see Note 16.
Income Taxes
We are subject to income taxes in more than one tax jurisdiction. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in the form of provisions.
We do not recognize or we would impair deferred tax assets if it is unlikely that a corresponding amount of future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized. The assessment whether a deferred tax asset can be recognized or is impaired requires significant judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Based on the requirements in IAS 12, to not place reliance on future events that are uncertain as they for example cannot be controlled, managements assessment takes particular into account the fact that there is an inherent risk of failure in pharmaceutical development and an uncertainty of approval which is dependent on external regulatory agencies’ opinions. This also includes management’s assessment on the character and amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities.
Our management continued to take the view that deferred tax assets on tax losses carried forward that relate to subsidiaries which have a loss-making history cannot be recognized. This includes the assessment that those subsidiaries have neither any taxable temporary differences nor any tax planning opportunities available that could support the recognition of deferred tax assets.
For further disclosures relating to deferred taxes, see Note 8.